Significant Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Significant related party transactions

25. Significant Related Party Transactions

The Group has the following significant transactions during the year with related parties which were carried out in the normal course of business at terms determined and agreed by the relevant parties:

(a)Transactions with related parties:

	Year Ended
	December 31,
	2016	2015	2014
	(in US$’000)
Sales of goods to
—Indirect subsidiaries of CK Hutchison	9,794	8,074	7,823
Income from provision of research and development services
—Equity investees	8,429	5,383	4,312
Purchase of goods from
—A non-controlling shareholder of a subsidiary	13,798	11,894	6,727
—Equity investees	280	3,701	2,480
	14,078	15,595	9,207
Providing consultancy services to
—An equity investee	—	—	38
Rendering of marketing services from
—Indirect subsidiaries of CK Hutchison	741	751	480
—An equity investee	8,401	5,093	—
	9,142	5,844	480
Rendering of management services from
—Indirect subsidiaries of CK Hutchison	874	845	989
Interest paid to
—An immediate holding company	152	144	113
—A non-controlling shareholder of a subsidiary	78	85	19
	230	229	132
Guarantee fee on bank loan to
—An indirect subsidiary of CK Hutchison	471	471	471
Dividend paid to
—A non-controlling shareholder of a subsidiary	564	590	1,179

(b)Balances with related parties included in:

	December 31,
	2016	2015
	(in US$’000)
Accounts receivable from related parties:
—Indirect subsidiaries of CK Hutchison (note (i))	2,589	1,379
—An equity investee (note (i))	1,634	490
	4,223	1,869
Accounts payable due to related parties:
—An indirect subsidiary of CK Hutchison (note (i))	19	—
—A non-controlling shareholder of a subsidiary (note (i))	5,136	3,521
	5,155	3,521
Amounts due from related parties:
—Indirect subsidiaries of CK Hutchison (note (i))	107	136
—Equity investees (note (i))	1,029	2,157
—Loan to an equity investee (note (ii))	—	7,000
	1,136	9,293
Amounts due to related parties:
—Immediate holding company (note (iii))	2,086	1,775
—An indirect subsidiary of CK Hutchison (note (i))	152	20
—An equity investee	3,070	1,898
—Loan from a non-controlling shareholder of a subsidiary (note (iv))	—	2,550
	5,308	6,243
Non-controlling shareholders:
—Loan from a non-controlling shareholder of a subsidiary (note (iv))	1,550	—
—Loan from a non-controlling shareholder of a subsidiary (note (v))	579	579
—Interest payable due to a non-controlling shareholder of a subsidiary	14	105
	2,143	684
Other deferred income:
—An equity investee (note (vi))	1,771	2,132
Other non-current liabilities
—Immediate holding company (note (iii))	6,000	9,000

Notes:

(i)

Other balances with related parties are unsecured, interest‑free and repayable on demand. The carrying values of balances with related parties approximate their fair values due to their short‑term maturities.

(ii)

Loan to an equity investee is unsecured and interest‑bearing (with waiver of interest) as at December 31, 2015.  The loan has been capitalized on June 8, 2016 and included in investment in equity investees as at December 31, 2016.

(iii)

Amount due to immediate holding company is unsecured, interest‑bearing. As of December 31, 2016, approximately US$2,086,000 (December 31, 2015: US$1,775,000) is repayable within one year or repayable on demand and US$6,000,000 is repayable within two years from December 2018.

(iv)

Loan from a non‑controlling shareholder of a subsidiary is unsecured, interest‑bearing, is repayable in October 2018 and is recorded in other non-current liabilities. The balance was recorded in current liabilities as at December 31, 2015. US$1,000,000 was repaid during the year ended December 31, 2016.

(v)	Loan from a non‑controlling shareholder of a subsidiary is unsecured, interest bearing (with waiver of interest) and is recorded in other non‑current liabilities.
(vi)	Other deferred income represents amount recognized from granting of promotion and marketing rights.